UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive,
          ---------------------------------
          Suite 4500, Chicago, IL 60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Anthony Nanni           Chicago, IL           January 26, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1
                                            ---------------------
Form 13F Information Table Entry Total:            73
                                            ---------------------
Form 13F Information Table Value Total:           $338,143
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     13F File Number                 Name
      1         28-04975          Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------
     [Repeat as necessary.]

                                       2

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       ITEM 1              ITEM 2     ITEM 3    ITEM 4             ITEM 5         ITEM 6       ITEM 7           ITEM 8
                          TITLE OF              VALUE     SHARES/   SH/  PUT/   INVESTMENT     OTHER            VOTING
NAME OF ISSUER             CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS         AUTHORITY
                                                                                                        SOLE   SHARED     NONE
ADC Telecommunications,
 Inc.                     COM NEW   000886309    2,527     462,040             Share-Defined       1            456,300   5,740
ATC Technology
 Corporation              COM       00211W104    3,139     214,550             Share-Defined       1            211,800   2,750
Aaron Rents, Inc.         COM       002535201    5,757     216,250             Share-Defined       1            213,500   2,750
Acco Brands Corporation   COM       00081T108    8,322   2,412,040             Share-Defined       1          2,380,900  31,140
Alliance
 Imaging, Inc.            COM NEW   018606202    7,806     979,380             Share-Defined       1            966,000  13,380
Altra Holdings, Inc.      COM       02208R106    1,858     234,870             Share-Defined       1            231,900   2,970
Arris Group, Inc.         COM       04269Q100    5,613     706,044             Share-Defined       1            696,424   9,620
ArvinMeritor, Inc.        COM       043353101    1,628     571,177             Share-Defined       1            563,657   7,520
Aspen Insurance
 Holdings Limited         SHS       G05384105    6,128     252,713             Share-Defined       1            249,373   3,340
B&G Foods, Inc.           CLA       05508R106    6,765   1,252,850             Share-Defined       1          1,236,400  16,450
Baldor Electric Company   COM       057741100    2,625     147,080             Share-Defined       1            145,100   1,980
Benchmark
 Electronics, Inc.        COM       08160H101    6,023     471,664             Share-Defined       1            465,089   6,575
Big 5 Sporting
 Goods Corporation        COM       08915P101    3,443     660,842             Share-Defined       1            652,422   8,420
Brady Corporation         CLA       104674106    4,913     205,150             Share-Defined       1            202,500   2,650
Bristow Group, Inc.       COM       110394103    2,663      99,420             Share-Defined       1             98,100   1,320
Brocade Communications
 Systems                  COM NEW   111621306    2,749     981,950             Share-Defined       1            969,630  12,320
CAI International, Inc.   COM       12477X106    1,439     454,090             Share-Defined       1            448,000   6,090
CBIZ, Inc.                COM       124805102    9,118   1,054,100             Share-Defined       1          1,040,200  13,900
Carlisle Companies
 Incorporated             COM       142339100    3,265     157,732             Share-Defined       1            155,652   2,080
Chemed Corporation        COM       16359R103    7,462     187,640             Share-Defined       1            185,200   2,440
Cincinnati Bell Inc.      COM       171871106    5,415   2,805,554             Share-Defined       1          2,768,624  36,930
Con-way Inc.              COM       205944101    3,515     132,160             Share-Defined       1            130,500   1,660
Consolidated
 Graphics Inc.            COM       209341106    8,028     354,590             Share-Defined       1            349,970   4,620
Covance Inc.              COM       222816100    7,393     160,610             Share-Defined       1            158,500   2,110
Cowen Group, Inc.         COM       223621103    3,250     520,818             Share-Defined       1            515,778   5,040
Crane Co.                 COM       224399105    3,097     179,633             Share-Defined       1            179,633       0
Cytec Industries Inc.     COM       232820100    3,426     161,465             Share-Defined       1            161,465       0
Delphi Financial
 Group, Inc.              CLA       247131105    7,084     384,154             Share-Defined       1            378,944   5,210
Drew Industries
 Incorporated             COM NEW   26168L205    2,168     180,660             Share-Defined       1            178,300   2,360
Electronics For
 Imaging, Inc.            COM       286082102    3,171     331,674             Share-Defined       1            327,374   4,300
Euronet Worldwide, Inc.   COM       298736109    3,032     261,120             Share-Defined       1            257,700   3,420
Fairchild
 Semiconductor Int'l.     COM       303726103    2,288     467,821             Share-Defined       1            461,781   6,040
Financial Federal
 Corporation              COM       317492106    7,405     318,210             Share-Defined       1            313,800   4,410
Five Star Quality
 Care, Inc.               COM       33832D106    2,388   1,561,026             Share-Defined       1          1,540,276  20,750
Gildan Activewear Inc.    COM       375916103   10,495     892,420             Share-Defined       1            880,670  11,750
Harris Stratex
 Networks, Inc.           CLA       41457P106    1,369     265,388             Share-Defined       1            261,978   3,410
Heidrick &
 Struggles Int'l., Inc.   COM       422819102    5,373     249,465             Share-Defined       1            246,165   3,300
Herman Miller, Inc.       COM       600544100    4,380     336,110             Share-Defined       1            331,700   4,410
Hexcel Corporation        COM       428291108    6,346     858,760             Share-Defined       1            847,500  11,260
Jo-Ann Stores, Inc.       COM       47758P307    6,012     388,149             Share-Defined       1            383,265   4,884
Jos. A. Bank
 Clothiers, Inc.          COM       480838101   10,781     412,273             Share-Defined       1            406,963   5,310
Key Energy
 Services, Inc.           COM       492914106    1,510     342,454             Share-Defined       1            338,034   4,420
MarineMax, Inc.           COM       567908108    1,578     465,340             Share-Defined       1            459,300   6,040
McCormick & Schmick's
 Seafood                  COM       579793100    2,385     593,280             Share-Defined       1            585,900   7,380

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       ITEM 1              ITEM 2     ITEM 3    ITEM 4             ITEM 5         ITEM 6       ITEM 7           ITEM 8
                          TITLE OF              VALUE     SHARES/   SH/  PUT/   INVESTMENT     OTHER            VOTING
NAME OF ISSUER             CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS         AUTHORITY
                                                                                                        SOLE   SHARED     NONE
Middleby Corporation      COM       596278101    3,366     123,450             Share-Defined       1            121,800   1,650
NCI Building
 Systems, Inc.            COM       628852105    3,280     201,221             Share-Defined       1            198,631   2,590
NeuStar, Inc.             CLA       64126X201    4,484     234,390             Share-Defined       1            231,300   3,090
ON Semiconductor
 Corporation              COM       682189105    3,692   1,085,806             Share-Defined       1          1,071,836  13,970
Penson Worldwide, Inc.    COM       709600100    3,294     432,300             Share-Defined       1            426,900   5,400
Perot Systems Corp.       CLA       714265105    8,178     598,213             Share-Defined       1            590,193   8,020
Polycom, Inc.             COM       73172K104    3,755     277,930             Share-Defined       1            274,428   3,502
Prosperity Bancshares,
 Inc.                     COM       743606105    6,946     234,740             Share-Defined       1            231,650   3,090
RAM Holdings, Ltd.        SHS       G7368R104      286     774,034             Share-Defined       1            765,314   8,720
Reinsurance Group
 Of America, Inc.         COM NEW   759351604   12,273     286,617             Share-Defined       1            282,857   3,760
Rudolph Technologies,
 Inc.                     COM       781270103    1,217     344,820             Share-Defined       1            339,700   5,120
SeaBright Insurance
 Holdings                 COM       811656107    7,823     666,372             Share-Defined       1            657,152   9,220
SkyWest, Inc.             COM       830879102    4,118     221,402             Share-Defined       1            218,682   2,720
Sonic Corp                COM       835451105    4,845     398,120             Share-Defined       1            393,200   4,920
Spherion Corporation      COM       848420105    2,898   1,311,520             Share-Defined       1          1,294,200  17,320
Super Micro
 Computer, Inc.           COM       86800U104    3,699     584,380             Share-Defined       1            577,000   7,380
Syniverse Holdings, Inc.  COM       87163F106    5,815     487,000             Share-Defined       1            480,600   6,400
Synnex Corporation        COM       87162W100    3,287     290,094             Share-Defined       1            286,354   3,740
TNS, Inc.                 COM       872960109    3,526     375,460             Share-Defined       1            370,500   4,960
TTM Technologies,
 Inc.                     COM       87305R109    3,224     618,800             Share-Defined       1            618,800       0
The Dress Barn, Inc.      COM       261570105    5,656     526,620             Share-Defined       1            519,900   6,720
The Hanover
 Insurance Group, Inc.    COM       410867105   10,033     233,500             Share-Defined       1            230,400   3,100
The Toro Company          COM       891092108    4,297     130,198             Share-Defined       1            128,538   1,660
TradeStation Group, Inc.  COM       89267P105    4,597     712,790             Share-Defined       1            703,900   8,890
Triumph Group, Inc.       COM       896818101    4,463     105,100             Share-Defined       1            105,100       0
United PanAm
 Financial Corp.          COM       911301109      451     281,719             Share-Defined       1            278,319   3,400
Validus Holdings, Ltd.    COM SHS   G9319H102    7,908     302,300             Share-Defined       1            298,300   4,000
Virtusa Corporation       COM       92827P102    2,198     389,633             Share-Defined       1            384,830   4,803
inVentiv Health, Inc.     COM       46122E105    3,402     294,770             Share-Defined       1            290,800   3,970
TOTAL                                          338,143
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